FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2020	Mar. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Carrying Value	$ 613		$ 623
Fair Value	613		623
Disclosure of financial liabilities [line items]
Carrying Value	7,234		5,021
Fair Value	7,480		5,172
Preferred Shares		$ 25.00
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Carrying Value	505		487
Fair Value	505		487
Non-recourse borrowings (current and non-current)(1)
Disclosure of financial liabilities [line items]
Carrying Value	3,477		3,526
Fair Value	3,723		3,677
Exchangeable and class B shares(2)
Disclosure of financial liabilities [line items]
Carrying Value	2,221		0
Fair Value	2,221		0
Financial liabilities (current and non-current)(1)
Disclosure of financial liabilities [line items]
Carrying Value	1,031		1,008
Fair Value	1,031		1,008
Class C Shares
Disclosure of financial liabilities [line items]
Fair Value	69
Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying Value	192		204
Fair Value	192		204
Accounts receivable and other
Disclosure of financial assets [line items]
Carrying Value	394		390
Fair Value	394		390
Financial assets (current and non-current)(1)
Disclosure of financial assets [line items]
Carrying Value	27		29
Fair Value	$ 27		$ 29